KinerjaPay Corp. - Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (728,630)	$ (28,392)	$ (2,087,787)	$ (56,830)	$ (28,392)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization			86	0
Amortization of debt discount			0	24,896
Loss on extinguishment of debt			9,003	0
Common stock issued for services			1,431,133	0
Changes in net assets and liabilities:
(Increase) decrease in prepaid account			(59,181)	0
Increase (decrease) in accounts payable			81,426	0
Increase (decrease) in accrued liabilities			7,127	10,726
Net Cash used in operating activities			(618,193)	(21,208)
Cash flows from investing activities:
Purchase of equipment			(1,722)	0
Cash used in investing activities			(1,722)	0
Cash flows from financing activities:
Proceeds from issuance of common stock			654,987	0
Proceeds from debt			0	22,000
Principal payments made on debt			(8,689)	0
Net cash provided by financing activities			646,298	22,000
Foreign currency adjustments			226	0
Change in cash			26,609	(1,208)
Cash - beginning of period			250,194	1,824
Cash - end of period	$ 276,803	$ 616	276,803	616	$ 616
Supplemental Disclosure of Cash Flow Information:
Debt discount attributable to beneficial conversion feature			0	13,333
Stock issued to settle debt			15,750	0
Issuance of shares for restricted cash			$ 250,013	$ 0